Average Annual Total Returns - FidelityEnhancedIndexETFsCombo-PRO - FidelityEnhancedIndexETFsCombo-PRO - Fidelity Enhanced Large Cap Value ETF	Dec. 30, 2023
Fidelity Enhanced Large Cap Value ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(6.47%)
Past 5 years	7.55%
Past 10 years	11.10%
Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.45%)
Past 5 years	6.01%
Past 10 years	9.69%
Fidelity Enhanced Large Cap Value ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.12%)
Past 5 years	5.69%
Past 10 years	8.81%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Past 10 years	10.29%